High Yield Bond Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2024 (unaudited)

Common Stocks (0.1%)	Shares/ Par +	Value $ (000’s)
Communication Services (0.0%)
iHeartMedia, - Class A *	22,266	47

Total		47

Energy (0.1%)
Superior Energy Services, Inc.	16,164	1,024

Total		1,024

Total Common Stocks (Cost: $816)		1,071

Corporate Bonds (96.1%)
Basic Materials (3.0%)
Ashland, Inc. 3.375%, 9/1/31 144A	825,000	698
Axalta Coating Systems Dutch Holding BV 7.250%, 2/15/31 144A	425,000	442
Axalta Coating Systems LLC 3.375%, 2/15/29 144A	875,000	783
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding 4.750%, 6/15/27 144A	600,000	579
Cleveland-Cliffs, Inc.
4.625%, 3/1/29 144A	1,525,000	1,422
4.875%, 3/1/31 144A	425,000	385
6.750%, 4/15/30 144A	600,000	602
7.000%, 3/15/32 144A	775,000	785
Coeur Mining, Inc. 5.125%, 2/15/29 144A	1,950,000	1,842
Element Solutions, Inc. 3.875%, 9/1/28 144A	1,650,000	1,514
H.B. Fuller Co. 4.250%, 10/15/28	525,000	486
Herens Holdco SARL 4.750%, 5/15/28 144A	3,450,000	3,011
Illuminate Buyer LLC / Illuminate Holdings IV, Inc. 9.000%, 7/1/28 144A	1,025,000	1,011
Olympus Water US Holding Corp.
4.250%, 10/1/28 144A	1,500,000	1,361
6.250%, 10/1/29 144A	1,975,000	1,808
7.125%, 10/1/27 144A	875,000	884
9.750%, 11/15/28 144A	2,125,000	2,264
SNF Group 3.375%, 3/15/30 144A	425,000	368
WR Grace Holdings LLC
4.875%, 6/15/27 144A	675,000	641
5.625%, 8/15/29 144A	1,200,000	1,074
7.375%, 3/1/31 144A	325,000	329

Total		22,289

Communications (13.1%)
Audacy Capital Corp.
6.500%, 5/1/27 144A j	2,250,000	73
6.750%, 3/31/29 144A j	1,650,000	54

Corporate Bonds (96.1%)	Shares/ Par +	Value $ (000’s)
Communications continued
Cars.com, Inc. 6.375%, 11/1/28 144A	2,125,000	2,066
CCO Holdings LLC / CCO Holdings Capital Corp.
4.250%, 2/1/31 144A	325,000	265
4.250%, 1/15/34 144A	1,200,000	906
4.500%, 8/15/30 144A	1,500,000	1,257
4.500%, 5/1/32	1,050,000	844
4.500%, 6/1/33 144A	1,175,000	918
4.750%, 3/1/30 144A	3,400,000	2,919
4.750%, 2/1/32 144A	450,000	367
5.000%, 2/1/28 144A	2,000,000	1,862
5.125%, 5/1/27 144A	2,975,000	2,835
5.375%, 6/1/29 144A	1,350,000	1,236
5.500%, 5/1/26 144A	275,000	271
Ciena Corp. 4.000%, 1/31/30 144A	325,000	290
CMG Media Corp. 8.875%, 12/15/27 144A	3,350,000	2,220
CSC Holdings LLC
3.375%, 2/15/31 144A	825,000	561
4.125%, 12/1/30 144A	950,000	679
4.500%, 11/15/31 144A	2,750,000	1,947
4.625%, 12/1/30 144A	1,100,000	559
5.500%, 4/15/27 144A	2,275,000	2,035
5.750%, 1/15/30 144A	4,200,000	2,223
6.500%, 2/1/29 144A	1,100,000	932
7.500%, 4/1/28 144A	1,925,000	1,298
Cumulus Media New Holdings, Inc. 6.750%, 7/1/26 144A	375,000	201
DISH DBS Corp.
5.125%, 6/1/29	2,950,000	1,230
5.750%, 12/1/28 144A	1,100,000	756
7.375%, 7/1/28	750,000	361
7.750%, 7/1/26	1,350,000	904
DISH Network Corp. 11.750%, 11/15/27 144A	700,000	715
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 5.250%, 12/1/27 144A	1,625,000	1,589
GoTo Group, Inc. 5.500%, 5/1/28 144A	2,059,750	1,551
Gray Television, Inc.
5.375%, 11/15/31 144A	975,000	639
5.875%, 7/15/26 144A	1,875,000	1,826
7.000%, 5/15/27 144A	1,050,000	977
iHeartCommunications, Inc.
5.250%, 8/15/27 144A	1,075,000	782
6.375%, 5/1/26	375,901	321
8.375%, 5/1/27	4,803,194	2,683
Lamar Media Corp.
3.625%, 1/15/31	425,000	373
4.000%, 2/15/30	100,000	91
4.875%, 1/15/29	675,000	650
Match Group Holdings II LLC 4.125%, 8/1/30 144A	2,175,000	1,935

High Yield Bond Portfolio

Corporate Bonds (96.1%)	Shares/ Par +	Value $ (000’s)
Communications continued
4.625%, 6/1/28 144A	1,450,000	1,368
5.000%, 12/15/27 144A	525,000	503
Midas OpCo Holdings LLC 5.625%, 8/15/29 144A	5,975,000	5,426
Millennium Escrow Corp. 6.625%, 8/1/26 144A	1,425,000	843
Nexstar Media, Inc.
4.750%, 11/1/28 144A	1,450,000	1,321
5.625%, 7/15/27 144A	1,900,000	1,823
Outfront Media Capital LLC / Outfront Media Capital Corp.
4.250%, 1/15/29 144A	1,150,000	1,042
4.625%, 3/15/30 144A	1,100,000	987
7.375%, 2/15/31 144A	150,000	157
Scripps Escrow II, Inc. 5.375%, 1/15/31 144A	300,000	185
Scripps Escrow, Inc. 5.875%, 7/15/27 144A	1,425,000	1,192
Sinclair Television Group, Inc.
4.125%, 12/1/30 144A	150,000	109
5.125%, 2/15/27 144A	1,475,000	1,342
5.500%, 3/1/30 144A	1,175,000	846
Sirius XM Radio, Inc.
3.125%, 9/1/26 144A	1,075,000	1,007
3.875%, 9/1/31 144A	3,025,000	2,522
4.000%, 7/15/28 144A	725,000	663
4.125%, 7/1/30 144A	1,525,000	1,333
5.500%, 7/1/29 144A	925,000	881
Sprint LLC 7.625%, 2/15/25	700,000	708
Sunrise FinCo I BV 4.875%, 7/15/31 144A	3,450,000	3,079
TEGNA, Inc. 5.000%, 9/15/29	2,075,000	1,860
Telenet Finance Luxembourg Notes SARL 5.500%, 3/1/28 144A	4,400,000	4,134
Univision Communications, Inc.
4.500%, 5/1/29 144A	1,400,000	1,251
7.375%, 6/30/30 144A	1,025,000	1,014
8.000%, 8/15/28 144A	1,475,000	1,503
Urban One, Inc. 7.375%, 2/1/28 144A	1,850,000	1,570
Viavi Solutions, Inc. 3.750%, 10/1/29 144A	775,000	665
Virgin Media Finance PLC 5.000%, 7/15/30 144A	2,700,000	2,285
Virgin Media Secured Finance PLC
4.500%, 8/15/30 144A	250,000	216
5.500%, 5/15/29 144A	475,000	439
Virgin Media Vendor Financing Notes IV 5.000%, 7/15/28 144A	2,050,000	1,881
VMED O2 UK Financing I PLC
4.250%, 1/31/31 144A	600,000	508
4.750%, 7/15/31 144A	1,475,000	1,271
VZ Secured Financing BV 5.000%, 1/15/32 144A	1,225,000	1,052
Ziggo Bond Co. BV
5.125%, 2/28/30 144A	1,300,000	1,113
6.000%, 1/15/27 144A	3,050,000	3,006

Corporate Bonds (96.1%)	Shares/ Par +	Value $ (000’s)
Communications continued
Ziggo BV 4.875%, 1/15/30 144A	200,000	180

Total		97,486

Consumer, Cyclical (19.7%)
1011778 BC ULC / New Red Finance, Inc.
3.500%, 2/15/29 144A	525,000	479
3.875%, 1/15/28 144A	1,125,000	1,057
4.000%, 10/15/30 144A	5,775,000	5,146
4.375%, 1/15/28 144A	1,175,000	1,111
Academy, Ltd. 6.000%, 11/15/27 144A	1,850,000	1,822
Acushnet Co. 7.375%, 10/15/28 144A	300,000	311
Adient Global Holdings, Ltd.
4.875%, 8/15/26 144A	3,300,000	3,217
7.000%, 4/15/28 144A	350,000	358
8.250%, 4/15/31 144A	350,000	369
Affinity Interactive 6.875%, 12/15/27 144A	1,950,000	1,822
American Airlines, Inc. / AAdvantage Loyalty IP, Ltd.
5.500%, 4/20/26 144A	1,237,500	1,229
5.750%, 4/20/29 144A	200,000	197
American Builders & Contractors Supply Co., Inc.
3.875%, 11/15/29 144A	275,000	247
4.000%, 1/15/28 144A	2,050,000	1,919
Aramark Services, Inc. 5.000%, 2/1/28 144A	225,000	217
Asbury Automotive Group, Inc.
4.625%, 11/15/29 144A	1,850,000	1,707
5.000%, 2/15/32 144A	450,000	408
BCPE Empire Holdings, Inc. 7.625%, 5/1/27 144A	5,225,000	5,102
Beacon Roofing Supply, Inc. 6.500%, 8/1/30 144A	425,000	431
Boyd Gaming Corp.
4.750%, 12/1/27	1,650,000	1,590
4.750%, 6/15/31 144A	575,000	528
Caesars Entertainment, Inc.
4.625%, 10/15/29 144A	825,000	752
6.500%, 2/15/32 144A	1,450,000	1,463
7.000%, 2/15/30 144A	275,000	282
8.125%, 7/1/27 144A	2,325,000	2,381
Carnival Corp. 7.000%, 8/15/29 144A	375,000	391
CCM Merger, Inc. 6.375%, 5/1/26 144A	425,000	425
Churchill Downs, Inc.
5.500%, 4/1/27 144A	225,000	221
6.750%, 5/1/31 144A	2,000,000	2,011
Clarios Global LP
6.750%, 5/15/25 144A	135,000	135
6.750%, 5/15/28 144A	625,000	634
Clarios Global LP / Clarios US Finance Co.
6.250%, 5/15/26 144A	270,000	270
8.500%, 5/15/27 144A	7,550,000	7,561
Dana Financing Luxembourg SARL 5.750%, 4/15/25 144A	325,000	323

High Yield Bond Portfolio

Corporate Bonds (96.1%)	Shares/ Par +	Value $ (000’s)
Consumer, Cyclical continued
Dana, Inc.
4.500%, 2/15/32	675,000	583
5.375%, 11/15/27	150,000	147
Dornoch Debt Merger Sub, Inc. 6.625%, 10/15/29 144A	3,450,000	3,066
Ford Motor Credit Co. LLC
2.700%, 8/10/26	725,000	676
3.375%, 11/13/25	3,250,000	3,127
4.000%, 11/13/30	1,975,000	1,763
4.063%, 11/1/24	1,700,000	1,682
4.125%, 8/17/27	1,350,000	1,281
4.271%, 1/9/27	1,675,000	1,611
4.389%, 1/8/26	2,725,000	2,658
5.113%, 5/3/29	2,950,000	2,864
5.125%, 6/16/25	2,250,000	2,230
6.800%, 5/12/28	700,000	727
Foundation Building Materials, Inc. 6.000%, 3/1/29 144A	3,625,000	3,334
The Gap, Inc.
3.625%, 10/1/29 144A	1,325,000	1,161
3.875%, 10/1/31 144A	475,000	402
GYP Holdings III Corp. 4.625%, 5/1/29 144A	2,475,000	2,301
H&E Equipment Services, Inc. 3.875%, 12/15/28 144A	2,525,000	2,312
Hilton Domestic Operating Co., Inc.
3.625%, 2/15/32 144A	700,000	603
3.750%, 5/1/29 144A	1,150,000	1,055
4.875%, 1/15/30	500,000	479
5.750%, 5/1/28 144A	800,000	799
IHO Verwaltungs GmbH
4.750%, 9/15/26 144A	2,150,000	2,093
6.000%, 5/15/27 144A	1,650,000	1,648
6.375%, 5/15/29 144A	2,350,000	2,362
Interface, Inc. 5.500%, 12/1/28 144A	1,350,000	1,283
JB Poindexter & Co., Inc. 8.750%, 12/15/31 144A	975,000	1,008
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC 4.750%, 6/1/27 144A	550,000	535
Kontoor Brands, Inc. 4.125%, 11/15/29 144A	575,000	516
LCM Investments Holdings II LLC 8.250%, 8/1/31 144A	2,700,000	2,825
Light and Wonder International, Inc.
7.250%, 11/15/29 144A	1,350,000	1,386
7.500%, 9/1/31 144A	725,000	754
MGM Resorts International 6.500%, 4/15/32	1,775,000	1,769
Midwest Gaming Borrower LLC 4.875%, 5/1/29 144A	1,275,000	1,181
Mohegan Tribal Gaming Authority 8.000%, 2/1/26 144A	3,575,000	3,498
NCL Corp., Ltd.
5.875%, 3/15/26 144A	1,450,000	1,431
7.750%, 2/15/29 144A	525,000	545
8.125%, 1/15/29 144A	575,000	608
NCL Finance, Ltd. 6.125%, 3/15/28 144A	750,000	741

Corporate Bonds (96.1%)	Shares/ Par +	Value $ (000’s)
Consumer, Cyclical continued
Ontario Gaming GTA LP / OTG Co-Issuer, Inc. 8.000%, 8/1/30 144A	2,025,000	2,086
Penn Entertainment, Inc.
4.125%, 7/1/29 144A	2,325,000	1,999
5.625%, 1/15/27 144A	250,000	241
Raptor Acquisition Corp. / Raptor Co-Issuer LLC 4.875%, 11/1/26 144A	1,200,000	1,154
Real Hero Merger Sub 2, Inc. 6.250%, 2/1/29 144A	3,375,000	2,957
Royal Caribbean Cruises, Ltd.
5.375%, 7/15/27 144A	750,000	739
5.500%, 8/31/26 144A	750,000	743
6.250%, 3/15/32 144A	925,000	932
Scientific Games Holdings LP / Scientific Games US FinCo, Inc. 6.625%, 3/1/30 144A	1,875,000	1,813
SeaWorld Parks & Entertainment, Inc. 5.250%, 8/15/29 144A	2,675,000	2,519
Six Flags Entertainment Corp.
5.500%, 4/15/27 144A	475,000	464
7.250%, 5/15/31 144A	1,775,000	1,798
SRS Distribution, Inc.
6.000%, 12/1/29 144A	2,925,000	2,988
6.125%, 7/1/29 144A	3,350,000	3,416
Station Casinos LLC
4.500%, 2/15/28 144A	2,000,000	1,884
4.625%, 12/1/31 144A	1,300,000	1,168
6.625%, 3/15/32 144A	250,000	253
Suburban Propane Partners LP / Suburban Energy Finance Corp.
5.000%, 6/1/31 144A	2,525,000	2,302
5.875%, 3/1/27	900,000	890
White Cap Buyer LLC 6.875%, 10/15/28 144A	1,825,000	1,790
White Cap Parent LLC 8.250%, 3/15/26 144A	1,650,000	1,648
The William Carter Co. 5.625%, 3/15/27 144A	800,000	795
WMG Acquisition Corp.
3.750%, 12/1/29 144A	800,000	717
3.875%, 7/15/30 144A	325,000	288
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. 7.125%, 2/15/31 144A	875,000	906
Yum! Brands, Inc.
4.625%, 1/31/32	1,625,000	1,500
4.750%, 1/15/30 144A	725,000	688
5.375%, 4/1/32	625,000	605
ZF North America Capital, Inc.
6.875%, 4/14/28 144A	1,000,000	1,037
7.125%, 4/14/30 144A	550,000	580

Total		146,060

Consumer, Non-cyclical (12.2%)
AHP Health Partners, Inc. 5.750%, 7/15/29 144A	1,450,000	1,320
Albertsons Cos., Inc. / Safeway, Inc. / New Albertson’s LP / Albertson’s LLC 3.250%, 3/15/26 144A	350,000	334

High Yield Bond Portfolio

Corporate Bonds (96.1%)	Shares/ Par +	Value $ (000’s)
Consumer, Non-cyclical continued
3.500%, 3/15/29 144A	1,650,000	1,481
5.875%, 2/15/28 144A	700,000	693
6.500%, 2/15/28 144A	1,200,000	1,213
7.500%, 3/15/26 144A	625,000	636
Allied Universal Holdco LLC / Allied Universal Finance Corp.
6.000%, 6/1/29 144A	2,225,000	1,914
6.625%, 7/15/26 144A	586,000	586
7.875%, 2/15/31 144A	775,000	785
9.750%, 7/15/27 144A	4,675,000	4,689
Avantor Funding, Inc.
3.875%, 11/1/29 144A	1,825,000	1,645
4.625%, 7/15/28 144A	2,350,000	2,227
Bausch Health Americas, Inc. 8.500%, 1/31/27 144A	950,000	558
Bausch Health Cos., Inc.
4.875%, 6/1/28 144A	350,000	191
5.000%, 2/15/29 144A	625,000	261
5.250%, 1/30/30 144A	1,900,000	784
5.250%, 2/15/31 144A	300,000	124
5.750%, 8/15/27 144A	775,000	447
6.125%, 2/1/27 144A	300,000	187
6.250%, 2/15/29 144A	1,450,000	620
7.250%, 5/30/29 144A	1,200,000	519
Bellring Brands, Inc. 7.000%, 3/15/30 144A	2,050,000	2,112
Boost Newco Borrower LLC 7.500%, 1/15/31 144A	2,450,000	2,565
Centene Corp.
4.250%, 12/15/27	1,900,000	1,812
4.625%, 12/15/29	1,500,000	1,424
CHS / Community Health Systems, Inc.
5.250%, 5/15/30 144A	1,000,000	815
5.625%, 3/15/27 144A	750,000	690
6.000%, 1/15/29 144A	550,000	480
6.125%, 4/1/30 144A	1,275,000	919
6.875%, 4/15/29 144A	2,825,000	2,115
8.000%, 3/15/26 144A	556,000	555
Edgewell Personal Care Co.
4.125%, 4/1/29 144A	1,000,000	918
5.500%, 6/1/28 144A	875,000	855
Embecta Corp.
5.000%, 2/15/30 144A	525,000	429
6.750%, 2/15/30 144A	1,850,000	1,603
Garda World Security Corp.
4.625%, 2/15/27 144A	875,000	838
6.000%, 6/1/29 144A	2,375,000	2,126
7.750%, 2/15/28 144A	600,000	615
9.500%, 11/1/27 144A	4,969,000	4,981
Gartner, Inc. 4.500%, 7/1/28 144A	250,000	238
Grifols SA 4.750%, 10/15/28 144A	3,775,000	3,123
HCA, Inc.
5.375%, 2/1/25	1,250,000	1,246
5.875%, 2/15/26	825,000	829
HealthEquity, Inc. 4.500%, 10/1/29 144A	2,225,000	2,053
IQVIA, Inc. 5.000%, 10/15/26 144A	1,375,000	1,345

Corporate Bonds (96.1%)	Shares/ Par +	Value $ (000’s)
Consumer, Non-cyclical continued
5.000%, 5/15/27 144A	750,000	732
6.500%, 5/15/30 144A	200,000	204
Jazz Securities DAC 4.375%, 1/15/29 144A	1,825,000	1,700
Legacy LifePoint Health LLC 4.375%, 2/15/27 144A	625,000	596
Medline Borrower LP
3.875%, 4/1/29 144A	1,625,000	1,479
5.250%, 10/1/29 144A	7,000,000	6,616
Medline Borrower LP / Medline Co-Issuer, Inc. 6.250%, 4/1/29 144A	875,000	879
Neogen Food Safety Corp. 8.625%, 7/20/30 144A	675,000	727
Organon & Co. / Organon Foreign Debt Co-Issuer BV
4.125%, 4/30/28 144A	425,000	396
5.125%, 4/30/31 144A	1,800,000	1,600
Performance Food Group, Inc.
4.250%, 8/1/29 144A	1,425,000	1,306
5.500%, 10/15/27 144A	725,000	712
Post Holdings, Inc.
5.500%, 12/15/29 144A	900,000	870
5.625%, 1/15/28 144A	975,000	958
6.250%, 2/15/32 144A	925,000	932
Prestige Brands, Inc. 3.750%, 4/1/31 144A	650,000	566
Teleflex, Inc.
4.250%, 6/1/28 144A	250,000	235
4.625%, 11/15/27	450,000	433
Tenet Healthcare Corp.
4.250%, 6/1/29	225,000	209
4.625%, 6/15/28	125,000	119
5.125%, 11/1/27	1,800,000	1,761
6.125%, 10/1/28	2,450,000	2,441
6.125%, 6/15/30	775,000	773
6.250%, 2/1/27	1,125,000	1,125
6.750%, 5/15/31 144A	775,000	789
United Rentals North America, Inc.
4.875%, 1/15/28	1,225,000	1,192
5.250%, 1/15/30	425,000	415
5.500%, 5/15/27	400,000	399
6.000%, 12/15/29 144A	375,000	377
6.125%, 3/15/34 144A	675,000	676
US Foods, Inc.
4.625%, 6/1/30 144A	700,000	649
4.750%, 2/15/29 144A	1,500,000	1,424
6.875%, 9/15/28 144A	775,000	793
ZipRecruiter, Inc. 5.000%, 1/15/30 144A	975,000	859

Total		90,842

Diversified (0.2%)
Stena International SA 7.250%, 1/15/31 144A	1,475,000	1,471

Total		1,471

Energy (12.1%)
Antero Midstream Partners LP / Antero Midstream Finance Corp. 5.375%, 6/15/29 144A	1,975,000	1,899

High Yield Bond Portfolio

Corporate Bonds (96.1%)	Shares/ Par +	Value $ (000’s)
Energy continued
5.750%, 3/1/27 144A	2,375,000	2,345
5.750%, 1/15/28 144A	2,600,000	2,560
6.625%, 2/1/32 144A	225,000	226
7.875%, 5/15/26 144A	1,000,000	1,021
Antero Resources Corp.
5.375%, 3/1/30 144A	625,000	600
7.625%, 2/1/29 144A	244,000	251
Archrock Partners LP
6.250%, 4/1/28 144A	1,975,000	1,954
6.875%, 4/1/27 144A	3,275,000	3,285
Ascent Resources Utica Holdings LLC / ARU Finance Corp.
5.875%, 6/30/29 144A	600,000	572
7.000%, 11/1/26 144A	1,375,000	1,379
8.250%, 12/31/28 144A	575,000	591
9.000%, 11/1/27 144A	400,000	503
Berry Petroleum Co. LLC 7.000%, 2/15/26 144A	875,000	864
Callon Petroleum Co.
6.375%, 7/1/26	900,000	910
7.500%, 6/15/30 144A	450,000	476
Cheniere Energy Partners LP
4.000%, 3/1/31	1,000,000	909
4.500%, 10/1/29	725,000	690
Cheniere Energy, Inc. 4.625%, 10/15/28	750,000	727
Chesapeake Energy Corp. 5.875%, 2/1/29 144A	225,000	223
Chesapeake Energy Corp. Escrow 7.000%, 10/1/24 *	1,000,000	20
Chord Energy Corp. 6.375%, 6/1/26 144A	525,000	527
Civitas Resources, Inc.
8.375%, 7/1/28 144A	1,575,000	1,658
8.625%, 11/1/30 144A	575,000	617
8.750%, 7/1/31 144A	300,000	321
CNX Midstream Partners LP 4.750%, 4/15/30 144A	2,250,000	2,005
Comstock Resources, Inc.
5.875%, 1/15/30 144A	475,000	430
6.750%, 3/1/29 144A	2,175,000	2,074
CrownRock LP / CrownRock Finance, Inc. 5.625%, 10/15/25 144A	3,025,000	3,018
DT Midstream, Inc. 4.375%, 6/15/31 144A	1,450,000	1,313
Endeavor Energy Resources LP / EER Finance, Inc. 5.750%, 1/30/28 144A	850,000	857
Energy Transfer LP
7.375%, 2/1/31 144A	750,000	785
8.000%, 4/1/29 144A	1,825,000	1,894
Enviva Partners LP / Enviva Partners Finance Corp. 6.500%, 1/15/26 144A j	2,235,000	972
EQM Midstream Partners LP
4.500%, 1/15/29 144A	1,050,000	985
4.750%, 1/15/31 144A	1,325,000	1,232
5.500%, 7/15/28	1,925,000	1,899
6.000%, 7/1/25 144A	331,000	331
6.375%, 4/1/29 144A	600,000	604

Corporate Bonds (96.1%)	Shares/ Par +	Value $ (000’s)
Energy continued
6.500%, 7/1/27 144A	1,825,000	1,841
6.500%, 7/15/48	375,000	376
7.500%, 6/1/27 144A	975,000	1,000
7.500%, 6/1/30 144A	175,000	187
Hess Midstream Operations LP
4.250%, 2/15/30 144A	625,000	574
5.125%, 6/15/28 144A	1,300,000	1,258
5.500%, 10/15/30 144A	475,000	460
HF Sinclair Corp.
5.000%, 2/1/28 144A	1,725,000	1,676
6.375%, 4/15/27 144A	425,000	427
Kodiak Gas Services LLC 7.250%, 2/15/29 144A	700,000	713
Matador Resources Co. 6.500%, 4/15/32 144A	1,000,000	1,001
Nabors Industries, Ltd.
7.250%, 1/15/26 144A	1,200,000	1,193
7.375%, 5/15/27 144A	225,000	225
7.500%, 1/15/28 144A	800,000	750
9.125%, 1/31/30 144A	100,000	104
Occidental Petroleum Corp.
5.875%, 9/1/25	1,000,000	1,003
6.375%, 9/1/28	125,000	130
8.875%, 7/15/30	650,000	755
PDC Energy, Inc. 5.750%, 5/15/26	1,175,000	1,173
Permian Resources Operating LLC
5.375%, 1/15/26 144A	825,000	816
6.875%, 4/1/27 144A	1,725,000	1,726
Precision Drilling Corp.
6.875%, 1/15/29 144A	375,000	374
7.125%, 1/15/26 144A	1,507,000	1,509
Range Resources Corp.
4.750%, 2/15/30 144A	475,000	443
4.875%, 5/15/25	350,000	348
8.250%, 1/15/29	1,125,000	1,170
Rockcliff Energy II LLC 5.500%, 10/15/29 144A	1,025,000	959
Sitio Royalties Operating Partnership LP / Sitio Finance Corp. 7.875%, 11/1/28 144A	600,000	621
SM Energy Co.
5.625%, 6/1/25	1,000,000	995
6.500%, 7/15/28	200,000	201
6.625%, 1/15/27	250,000	250
6.750%, 9/15/26	1,100,000	1,101
Solaris Midstream Holdings LLC 7.625%, 4/1/26 144A	775,000	783
Southwestern Energy Co.
4.750%, 2/1/32	725,000	667
5.375%, 3/15/30	300,000	289
8.375%, 9/15/28	1,100,000	1,141
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
5.000%, 1/15/28	1,675,000	1,651
5.500%, 3/1/30	2,250,000	2,239
6.500%, 7/15/27	300,000	303
TerraForm Power Operating LLC
4.750%, 1/15/30 144A	1,725,000	1,581
5.000%, 1/31/28 144A	1,775,000	1,691

High Yield Bond Portfolio

Corporate Bonds (96.1%)	Shares/ Par +	Value $ (000’s)
Energy continued
TransMontaigne Partners LP / TLP Finance Corp. 6.125%, 2/15/26	1,175,000	1,113
USA Compression Partners LP / USA Compression Finance Corp.
6.875%, 4/1/26	3,550,000	3,546
6.875%, 9/1/27	1,475,000	1,479
7.125%, 3/15/29 144A	2,175,000	2,202
Western Midstream Operating LP
4.050%, 2/1/30	325,000	303
4.500%, 3/1/28	1,100,000	1,063
4.650%, 7/1/26	175,000	172
5.300%, 3/1/48	1,025,000	899

Total		90,008

Financial (10.6%)
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 7.000%, 1/15/31 144A	2,050,000	2,071
Ally Financial, Inc. 5.750%, 11/20/25	1,475,000	1,464
AmWINS Group, Inc.
4.875%, 6/30/29 144A	2,575,000	2,403
6.375%, 2/15/29 144A	1,175,000	1,181
Ardonagh Finco, Ltd. 7.750%, 2/15/31 144A	800,000	796
Ardonagh Group Finance, Ltd. 8.875%, 2/15/32 144A	5,925,000	5,850
AssuredPartners, Inc.
5.625%, 1/15/29 144A	1,900,000	1,750
7.500%, 2/15/32 144A	1,475,000	1,449
BroadStreet Partners, Inc. 5.875%, 4/15/29 144A	6,075,000	5,623
GTCR AP Finance, Inc. 8.000%, 5/15/27 144A	1,925,000	1,926
HUB International, Ltd.
5.625%, 12/1/29 144A	3,075,000	2,883
7.250%, 6/15/30 144A	3,475,000	3,571
7.375%, 1/31/32 144A	4,625,000	4,656
Iron Mountain, Inc. 7.000%, 2/15/29 144A	3,125,000	3,185
Jones Deslauriers Insurance Management, Inc.
8.500%, 3/15/30 144A	1,800,000	1,876
10.500%, 12/15/30 144A	1,950,000	2,058
Macquarie Airfinance Holdings, Ltd.
6.400%, 3/26/29 144A	175,000	178
6.500%, 3/26/31 144A	175,000	178
Navient Corp.
5.000%, 3/15/27	675,000	647
5.500%, 3/15/29	1,650,000	1,536
6.750%, 6/25/25	1,300,000	1,310
6.750%, 6/15/26	1,250,000	1,260
NFP Corp.
6.875%, 8/15/28 144A	6,625,000	6,710
7.500%, 10/1/30 144A	1,300,000	1,370
Panther Escrow Issuer LLC 7.125%, 6/1/31 144A	2,600,000	2,643
RHP Hotel Properties LP / RHP Finance Corp. 6.500%, 4/1/32 144A	825,000	828

Corporate Bonds (96.1%)	Shares/ Par +	Value $ (000’s)
Financial continued
7.250%, 7/15/28 144A	600,000	618
Rocket Mortgage LLC / Rocket Mortgage Co- Issuer, Inc.
2.875%, 10/15/26 144A	1,800,000	1,663
3.625%, 3/1/29 144A	1,475,000	1,327
3.875%, 3/1/31 144A	1,525,000	1,329
4.000%, 10/15/33 144A	1,200,000	1,017
Ryan Specialty LLC 4.375%, 2/1/30 144A	800,000	748
United Wholesale Mortgage LLC
5.500%, 11/15/25 144A	3,450,000	3,419
5.500%, 4/15/29 144A	1,725,000	1,631
5.750%, 6/15/27 144A	950,000	924
USI, Inc. 7.500%, 1/15/32 144A	3,775,000	3,782
VICI Properties LP / VICI Note Co., Inc.
3.500%, 2/15/25 144A	125,000	122
3.875%, 2/15/29 144A	200,000	184
4.250%, 12/1/26 144A	1,125,000	1,082
4.500%, 9/1/26 144A	450,000	436
4.625%, 6/15/25 144A	400,000	394
4.625%, 12/1/29 144A	600,000	567
5.750%, 2/1/27 144A	225,000	225

Total		78,870

Industrial (13.5%)
ARD Finance SA 6.500%, 6/30/27 144A	3,032,214	1,015
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 4.000%, 9/1/29 144A	2,250,000	1,814
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 5.250%, 8/15/27 144A	6,825,000	4,300
Artera Services LLC 8.500%, 2/15/31 144A	625,000	641
Ball Corp.
2.875%, 8/15/30	1,575,000	1,344
3.125%, 9/15/31	300,000	255
6.000%, 6/15/29	750,000	757
6.875%, 3/15/28	675,000	693
Berry Global, Inc.
4.875%, 7/15/26 144A	1,125,000	1,102
5.625%, 7/15/27 144A	1,150,000	1,136
Camelot Return Merger Sub, Inc. 8.750%, 8/1/28 144A	1,225,000	1,258
Clearwater Paper Corp. 4.750%, 8/15/28 144A	150,000	139
Clydesdale Acquisition Holdings, Inc. 8.750%, 4/15/30 144A	7,350,000	7,222
Coherent Corp. 5.000%, 12/15/29 144A	2,575,000	2,425
CP Atlas Buyer, Inc. 7.000%, 12/1/28 144A	3,250,000	3,050
Crown Americas LLC 5.250%, 4/1/30	400,000	386
Crown Americas LLC / Crown Americas Capital Corp. VI 4.750%, 2/1/26	1,175,000	1,155

High Yield Bond Portfolio

Corporate Bonds (96.1%)	Shares/ Par +	Value $ (000’s)
Industrial continued
EMRLD Borrower LP / Emerald Co-Issuer, Inc. 6.625%, 12/15/30 144A	4,225,000	4,266
Energizer Holdings, Inc.
4.375%, 3/31/29 144A	2,525,000	2,263
4.750%, 6/15/28 144A	1,400,000	1,297
6.500%, 12/31/27 144A	1,650,000	1,641
Gates Global LLC / Gates Global Co. 6.250%, 1/15/26 144A	5,225,000	5,212
Graphic Packaging International LLC
3.500%, 3/15/28 144A	425,000	392
3.500%, 3/1/29 144A	450,000	405
3.750%, 2/1/30 144A	175,000	156
4.750%, 7/15/27 144A	500,000	483
Hillenbrand, Inc. 6.250%, 2/15/29	2,025,000	2,042
Madison IAQ LLC
4.125%, 6/30/28 144A	250,000	231
5.875%, 6/30/29 144A	4,800,000	4,391
Mauser Packaging Solutions Holding Co.
7.875%, 8/15/26 144A	1,425,000	1,452
9.250%, 4/15/27 144A	1,725,000	1,711
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC 6.750%, 4/1/32 144A	400,000	401
MIWD Holdco II LLC / MIWD Finance Corp. 5.500%, 2/1/30 144A	875,000	805
OI European Group BV 4.750%, 2/15/30 144A	450,000	414
Owens-Brockway Glass Container, Inc.
6.375%, 8/15/25 144A	1,125,000	1,130
6.625%, 5/13/27 144A	1,425,000	1,426
7.250%, 5/15/31 144A	1,825,000	1,859
Sealed Air Corp.
5.000%, 4/15/29 144A	550,000	528
6.125%, 2/1/28 144A	550,000	551
7.250%, 2/15/31 144A	575,000	598
Sensata Technologies BV 5.875%, 9/1/30 144A	1,700,000	1,663
Sensata Technologies, Inc. 3.750%, 2/15/31 144A	225,000	195
SPX FLOW, Inc. 8.750%, 4/1/30 144A	2,550,000	2,575
Standard Industries, Inc.
3.375%, 1/15/31 144A	725,000	608
4.375%, 7/15/30 144A	1,200,000	1,078
4.750%, 1/15/28 144A	1,325,000	1,265
5.000%, 2/15/27 144A	3,000,000	2,910
TK Elevator Holdco GmbH 7.625%, 7/15/28 144A	575,000	564
TK Elevator US Newco, Inc. 5.250%, 7/15/27 144A	1,500,000	1,449
TransDigm, Inc.
4.625%, 1/15/29	1,950,000	1,810
4.875%, 5/1/29	275,000	256
5.500%, 11/15/27	1,250,000	1,223
6.375%, 3/1/29 144A	1,025,000	1,028
6.625%, 3/1/32 144A	2,225,000	2,248
6.750%, 8/15/28 144A	1,000,000	1,013
6.875%, 12/15/30 144A	3,850,000	3,925
7.500%, 3/15/27	675,000	676

Corporate Bonds (96.1%)	Shares/ Par +	Value $ (000’s)
Industrial continued
Trivium Packaging Finance BV
5.500%, 8/15/26 144A	525,000	518
8.500%, 8/15/27 144A	4,775,000	4,715
TTM Technologies, Inc. 4.000%, 3/1/29 144A	1,675,000	1,519
Watco Cos. LLC / Watco Finance Corp. 6.500%, 6/15/27 144A	2,150,000	2,125
WESCO Distribution, Inc.
6.375%, 3/15/29 144A	1,150,000	1,162
6.625%, 3/15/32 144A	1,375,000	1,397
7.125%, 6/15/25 144A	975,000	976
7.250%, 6/15/28 144A	1,075,000	1,097

Total		100,341

Technology (9.4%)
ams-OSRAM AG 12.250%, 3/30/29 144A	925,000	929
AthenaHealth Group, Inc. 6.500%, 2/15/30 144A	6,875,000	6,288
Boxer Parent Co., Inc. 9.125%, 3/1/26 144A	2,100,000	2,099
Capstone Borrower, Inc. 8.000%, 6/15/30 144A	1,675,000	1,738
Central Parent LLC / CDK Global II LLC / CDK Financing Co., Inc. 8.000%, 6/15/29 144A	775,000	803
Central Parent, Inc. / CDK Global, Inc. 7.250%, 6/15/29 144A	3,050,000	3,113
Clarivate Science Holdings Corp.
3.875%, 7/1/28 144A	350,000	324
4.875%, 7/1/29 144A	3,100,000	2,868
Cloud Software Group, Inc.
6.500%, 3/31/29 144A	3,125,000	2,966
9.000%, 9/30/29 144A	2,425,000	2,326
Consensus Cloud Solutions, Inc.
6.000%, 10/15/26 144A	1,900,000	1,806
6.500%, 10/15/28 144A	2,225,000	1,978
The Dun & Bradstreet Corp. 5.000%, 12/15/29 144A	2,375,000	2,192
Elastic NV 4.125%, 7/15/29 144A	2,500,000	2,250
Entegris, Inc.
3.625%, 5/1/29 144A	725,000	651
4.750%, 4/15/29 144A	850,000	815
5.950%, 6/15/30 144A	2,300,000	2,273
Fair Isaac Corp. 4.000%, 6/15/28 144A	625,000	584
Helios Software Holdings, Inc. / ION Corporate Solutions Finance SARL 4.625%, 5/1/28 144A	1,925,000	1,727
McAfee Corp. 7.375%, 2/15/30 144A	6,775,000	6,213
NCR Atleos Corp. 9.500%, 4/1/29 144A	1,550,000	1,658
NCR Voyix Corp.
5.000%, 10/1/28 144A	1,375,000	1,282
5.125%, 4/15/29 144A	1,475,000	1,368
5.250%, 10/1/30 144A	1,425,000	1,289
Open Text Corp. 3.875%, 2/15/28 144A	1,675,000	1,551

High Yield Bond Portfolio

Corporate Bonds (96.1%)	Shares/ Par +	Value $ (000’s)
Technology continued
3.875%, 12/1/29 144A	125,000	111
6.900%, 12/1/27 144A	450,000	465
Open Text Holdings, Inc.
4.125%, 2/15/30 144A	1,250,000	1,120
4.125%, 12/1/31 144A	300,000	263
Rackspace Technology Global, Inc. 3.500%, 2/15/28 144A	1,825,000	631
Roblox Corp. 3.875%, 5/1/30 144A	1,650,000	1,454
Rocket Software, Inc. 6.500%, 2/15/29 144A	3,675,000	3,148
Science Applications International Corp. 4.875%, 4/1/28 144A	875,000	836
Seagate HDD Cayman
8.250%, 12/15/29 144A	75,000	81
8.500%, 7/15/31 144A	700,000	756
9.625%, 12/1/32	2,477,125	2,822
SS&C Technologies, Inc. 5.500%, 9/30/27 144A	3,850,000	3,764
Synaptics, Inc. 4.000%, 6/15/29 144A	900,000	810
UKG, Inc. 6.875%, 2/1/31 144A	2,025,000	2,063

Total		69,415

Utilities (2.3%)
AmeriGas Partners LP / AmeriGas Finance Corp. 5.500%, 5/20/25	300,000	300

Corporate Bonds (96.1%)	Shares/ Par +	Value $ (000’s)
Utilities continued
5.750%, 5/20/27	550,000	537
5.875%, 8/20/26	2,225,000	2,221
Calpine Corp.
3.750%, 3/1/31 144A	1,250,000	1,095
4.500%, 2/15/28 144A	1,575,000	1,494
4.625%, 2/1/29 144A	350,000	324
5.000%, 2/1/31 144A	600,000	550
5.125%, 3/15/28 144A	1,075,000	1,032
5.250%, 6/1/26 144A	299,000	296
NextEra Energy Operating Partners LP 7.250%, 1/15/29 144A	1,775,000	1,816
NRG Energy, Inc.
3.875%, 2/15/32 144A	207,000	177
5.250%, 6/15/29 144A	775,000	741
5.750%, 1/15/28	400,000	398
6.625%, 1/15/27	625,000	625
TransAlta Corp. 7.750%, 11/15/29	350,000	364
Vistra Operations Co. LLC
5.000%, 7/31/27 144A	1,100,000	1,065
5.500%, 9/1/26 144A	1,400,000	1,378
5.625%, 2/15/27 144A	1,925,000	1,896
7.750%, 10/15/31 144A	750,000	786

Total		17,095

Total Corporate Bonds (Cost: $762,070)		713,877

Total Investments (96.2%) (Cost: $762,886)@		714,948

Other Assets, Less Liabilities (3.8%)		28,257

Net Assets (100.0%)		743,205

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2024 the value of these securities (in thousands) was $611,403 representing 82.3% of the net assets.

f	Defaulted Security
@

At March 31, 2024, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $762,886 and the net unrealized depreciation of investments based on that cost was $47,938 which is comprised of $7,181 aggregate gross unrealized appreciation and $55,119 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

High Yield Bond Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at March 31, 2024.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks
Communication Services	$47	$—	$—
Energy	—	1,024	—
Corporate Bonds	—	713,877	—

Total Assets:	$47	$714,901	$—

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR	Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
FTSE	Financial Times Stock Exchange
SONIA	Sterling Overnight Index Average Rate
SONIO	Sterling Overnight Interbank Average Rate
MUTKCALM	Bank of Japan Unsecured Overnight Call Rate
DAC	Designated Activity Company
TBA	To Be Announced
CMT	Constant Maturity Treasury
OIS	Overnight Index Swaps
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Reference Rate
BONCER	National Treasury Bond in Pesos with Adjustment for CER
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
PEN	Peruvian Sol
RUB	Russian Ruble
SAR	Saudi Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

1